Royalty Interests - Narrative (Details) $ in Thousands, $ in Millions		12 Months Ended
	Nov. 13, 2025 USD ($)	Dec. 31, 2025 USD ($) royalty oz	Nov. 06, 2025 USD ($)	Nov. 06, 2025 AUD ($)	Sep. 01, 2025 USD ($) oz	Aug. 31, 2025 USD ($)	Mar. 31, 2025 oz
EMX Royalty Corporation
Categories Of Royalty And Other Property Interests [Line Items]
Purchase consideration	$ 477,289
Korali-Sud Revenue Commencement
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage							3.00%
Number of ounces of gold produced | oz							226,000
Production milestone payment received, gold		$ 2,000
Production milestone receivable, gold		$ 1,000
Korali-Sud Revenue Commencement | Milestone 1
Categories Of Royalty And Other Property Interests [Line Items]
Production milestone receivable, gold, ounces | oz		150,000
Korali-Sud Revenue Commencement | Milestone 2
Categories Of Royalty And Other Property Interests [Line Items]
Production milestone receivable, gold, ounces | oz		200,000
Korali-Sud Revenue Commencement | NSR Royalty That Is Uncapped
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage							2.00%
Arizona Sonoran Copper Company Inc
Categories Of Royalty And Other Property Interests [Line Items]
Current accrued income including current contract assets						$ 1,900
Cactus
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage					0.54%
Cactus | NSR on the cactus project royalty
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, buyback						0.14%
Cactus | NSR Royalty Over the Cactus Project
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage						0.68%
Laverton and Jasper Hills
Categories Of Royalty And Other Property Interests [Line Items]
Purchase consideration			$ 52,000	$ 80
Gross revenue royalty percentage			4.00%	4.00%
Laverton Project, Western Australia
Categories Of Royalty And Other Property Interests [Line Items]
Gross revenue royalty percentage			2.00%	2.00%
Jasper Hills Project
Categories Of Royalty And Other Property Interests [Line Items]
Gross revenue royalty percentage			2.00%	2.00%
Laverton Project, Subset
Categories Of Royalty And Other Property Interests [Line Items]
Gross revenue royalty percentage			2.00%	2.00%
Dugbe
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage					2.50%
Number of ounces of gold produced | oz					150,000
Purchase consideration					$ 16,500
Contingent consideration recognised as of acquisition date					$ 3,500
Dugbe | NSR Royalty That Is Uncapped
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage					2.00%
Dugbe | Dugbe Project Construction
Categories Of Royalty And Other Property Interests [Line Items]
Contingent consideration recognised as of acquisition date					$ 700
Dugbe | Dugbe Commercial Production
Categories Of Royalty And Other Property Interests [Line Items]
Contingent consideration recognised as of acquisition date					$ 2,800
Timok
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage		0.3625%
Cactus, U.S.A
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage		1.00%
Gediktepe Royalty
Categories Of Royalty And Other Property Interests [Line Items]
Number of royalties | royalty		2
Gediktepe Royalty | NSR royalty over metals produced from the oxide zone
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage		2.25%
Leeville Mine
Categories Of Royalty And Other Property Interests [Line Items]
Gross smelter return royalty (in percent)		1.00%
Gold tax percentage		5.00%
Balya
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage		4.00%
SLM California (Caserones)
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage	1.944%	1.304%
Proportion of voting rights held in associate, percentage	67.08%	45.60%
Additional, net smelter return royalty percentage		0.831%
SLM California (Caserones) | Operating Caserones Mine
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage		1.304%
Operating Caserones Mine | EMX Royalty Corporation
Categories Of Royalty And Other Property Interests [Line Items]
Proportion of voting rights held in associate, percentage	42.72%